Equity - Treasury Stock - Additional Information (Details) - shares	1 Months Ended					12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	May 31, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Equity
Treasury stock as a percentage of capital, held by parent						1.04%	1.23%
Treasury stock | Class B, Preference shares
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan						1,316,825	681,585
Treasury stock | Class B, Preference shares | Restricted share unit retention plan
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan	1,316,825	1,316,825	681,585	681,585	681,585
Treasury stock | Class A and Class B shares
Equity
Treasury stock as a percentage of capital, held by parent						1.00%	1.20%